Segment Information - Schedule of reconciliation of Segment Adjusted EBITDA to Net income (loss) before income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment Adjusted EBITDA	$ 216,163	$ 153,674	$ 399,104	$ 287,799	$ 571,304	$ 243,999	$ 125,178
Corporate costs	4,665	0	12,411	0
Interest expense, net	39,427	57,356	83,385	125,616	220,316	161,052	124,496
Depreciation and amortization	52,028	49,099	103,556	98,093	200,111	96,303	65,324
Acquisition and integration costs	715	1,214	1,437	19,963	23,313	25,788	2,900
Restructuring Costs	0	738	270	2,475	3,772	14,108	1,402
Transaction and other deal related expenses	1,819	4,074	9,044	4,955	12,695	3,054	643
Share-based compensation expense	107,111	2,206	109,591	4,536	27,259	406	0
Refinancing costs					0	335	190
Other non-recurring adjustments	11,812	9,901	11,812	9,901	21,524	(4,047)	(447)
Net income (loss) before income taxes	$ (1,414)	$ 29,086	$ 67,598	$ 22,260	$ 62,314	$ (53,000)	$ (69,330)